DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2018
ifrs DIVIDENDS [abstract]
Schedule of dividends
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Final, proposed, of RMB0.06 (2016 and 2017: RMB0.08) per ordinary share	566,683	566,683	425,0123